CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 2) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Accounts payable and accrued liabilities	$ 8,590	$ 8,590	$ 7,178	$ 7,178
Within 1 Year
Statement [Line Items]
Accounts payable and accrued liabilities		8,590
Debt obligations (note 14)		179
Maturities of financial liabilities total		8,769
1 to 5 Years
Statement [Line Items]
Accounts payable and accrued liabilities		0
Debt obligations (note 14)		329
Maturities of financial liabilities total		$ 329